Financial instruments by category (Schedule of Cash at Bank and Other Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial instrument category [Line Items]
Financial assets	$ 223,231	$ 190,688
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	141,708	115,334
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Aa3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	10,362	8
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	96,077	0
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	57	53,114
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	10,389	27,257
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Baa1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	39	1,605
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Baa2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	7,030	3,708
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	64	67
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba2
Disclosure of Financial instrument category [Line Items]
Financial assets	268	21
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	3,066	5,117
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating B3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	51	0
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | Counterparties Without an External Credit Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	12,953	20,908
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Aaa [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	0	3,529
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External Credit rating Baa3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	$ 1,352	$ 0